SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2021
Significant Accounting Policies [Abstract]
Basis of preparation and measurement [Policy Text Block]

Basis of preparation and measurement

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board ("IFRS").

These consolidated financial statements have been prepared on a historical cost basis, except for certain financial instruments which are measured at fair value. Additionally, these consolidated financial statements have been prepared using the accrual basis of accounting, except for cash flow information.

These consolidated financial statements were approved for issuance by the Board of Directors on March 23, 2022.

Basis of consolidation [Policy Text Block]

Basis of consolidation

These consolidated financial statements incorporate the financial statements of the Company and its subsidiaries, all of which are wholly owned. The Company consolidates subsidiaries where the Company can exercise control. Control is achieved when the Company is exposed to variable returns from involvement with an investee and can affect the returns through power over the investee. Control is normally achieved through ownership, directly or indirectly, of more than 50 percent of the voting power. Control can also be achieved through power over more than half of the voting rights by virtue of an agreement with other investors or through the exercise of de facto control. Subsidiaries are included in the consolidated financial results of the Company from the effective date of acquisition of control up to the effective date of loss of control.

The Company's principal subsidiaries at December 31, 2021 are as follows:

Subsidiary	Location	Ownership	Principal project or purpose
NorCrest Metals Inc.	Canada	100%	Holding company, borrower
Compañía Minera La Llamarada, S.A. de C.V.	Mexico	100%	Las Chispas Project
Babicanora Agrícola del Noroeste, S.A. de C.V.	Mexico	100%	Maintenance of surface rights

Intercompany assets, liabilities, equity, income, expenses, and cash flows between the Company and its subsidiaries are eliminated on consolidation.

Foreign currencies [Policy Text Block]

Foreign currencies

The Company’s presentation currency is the United States dollar (“US$”). The functional currency is the currency of the primary economic environment in which the entity operates and has been determined for each entity within the Company. The Company considers the functional currency for its Canadian operations to be the Canadian dollar (“C$”) and its Mexican operations to be US$.

Foreign currency transactions

Foreign currency balances and transactions are translated into the respective functional currencies of each entity as follows:

● Monetary assets and liabilities are translated at period end exchange rates;

● Non-monetary assets and liabilities are translated at historical exchange rates in effect on the date transactions occurred;

● Revenue and expenses are translated using exchange rates approximating those in effect on the date transactions occurred; and

● Exchange gains and losses are included in profit or loss.

Translation to presentation currency

For entities with a functional currency other than US$, balances and transactions are translated as follows:

● Assets and liabilities were translated at period end exchange rates;

● Revenue and expenses are translated using exchange rates approximating those in effect on the date transactions occurred; and

● Exchange gains and losses arising on translation are recorded to foreign currency translation reserve.

Cash and cash equivalents [Policy Text Block]

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments that are readily convertible to known amounts of cash with a term to maturity at the date of purchase of 90 days or less which are subject to an insignificant risk of change in value.

Value-added taxes receivable [Policy Text Block]

Value-added taxes receivable

Current taxes receivable includes Goods and Services Tax receivables generated on the purchase of supplies and services and are refundable from the Canadian government. Current and non-current taxes receivable includes value-added taxes ("VAT") receivables generated on the purchase of supplies and services and are receivable from the Mexican government. The Company classifies VAT receivables as non-current if it does not expect collection of certain amounts to occur within the next year. The recovery of VAT involves a complex application process and the timing of collection of VAT receivables is uncertain. The Company has not recognized a loss allowance for expected credit losses as VAT receivables are not contract assets and therefore outside the scope of IFRS 9.

Mineral property, plant, and equipment [Policy Text Block]

Mineral property, plant, and equipment

Exploration and evaluation assets - acquisition costs

The costs of acquiring exploration properties, including transaction costs, are capitalized as exploration and evaluation assets. All other exploration and evaluation expenditures are expensed in the period in which they are incurred.

Acquisition costs for each exploration property are carried forward as an asset provided that one of the following conditions is met:

● Such costs are expected to be recouped in full through the successful exploration and development of the exploration property or alternatively, by sale; or

● Exploration and evaluation activities in the property have not reached a stage which permits a reasonable assessment of the existence of economically recoverable reserves, but active and significant operations in relation to the exploration property are continuing or planned.

The Company performs an assessment for impairment of capitalized amounts whenever the facts and circumstances indicate that the asset may exceed its recoverable amount. In the case of undeveloped properties, there may be only inferred resources to allow management to form a basis for the impairment review. The review is based on the Company's intentions for the development of such an exploration property and management's determination that the exploration property is not viable. If an exploration property is considered to be impaired, all unrecoverable costs associated with the property are charged to the consolidated statement of loss and comprehensive loss at the time the determination is made. For the purposes of impairment testing, exploration and evaluation assets are allocated to cash-generating units (CGUs) to which the exploration activity relates. If the recoverable amount of an individual asset cannot be determined, the recoverable amount is determined for the cash generating unit to which the asset belongs. Where an impairment loss subsequently reverses, the carrying amount of the asset (or CGU) is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset (or CGU) in prior years. A reversal of an impairment loss is recognized immediately in the consolidated statement of loss and comprehensive loss.

Exploration and evaluation expenditures

Exploration and evaluation costs, net of incidental revenues, are charged to the consolidated statement of loss and comprehensive loss in the year incurred until the technical feasibility and commercial viability of the extraction of mineral reserves or resources from a particular mineral property has been determined, in which case subsequent exploration costs and the costs incurred to develop a property are capitalized into mineral property, plant, and equipment. The establishment of technical feasibility and commercial viability of a mineral property is assessed based on a combination of factors, such as but not limited to: the extent to which mineral reserves or mineral resources have been identified through a feasibility study or similar level document; the results of optimization studies and further technical evaluation carried out to mitigate project risks identified in the feasibility study; the status of environmental permits, and the status of mining leases or permits.

Mineral property - development phase

Once the technical feasibility and commercial viability of an exploration property has been determined, it is then considered to be a mine under development and is reclassified to mineral property. The carrying value of capitalized exploration and evaluation acquisition costs are tested for impairment before they are transferred to mineral property.

All costs relating to the construction, installation, or completion of a mine that are incurred subsequent to the exploration and evaluation stage are capitalized to mineral property.

The Company assesses the stage of each mine under development to determine when an asset reaches the stage when it is in the condition for it to be capable of operating in a manner intended by management ("commercial production"). Determining when an asset has achieved commercial production is a matter of judgement. Depending on the specific facts and circumstances, the following factors may indicate that commercial production has commenced:

● all major capital expenditures to bring the mine to the condition necessary for it to be capable of operating in the manner intended by management have been completed;

● the completion of a reasonable period of testing of the mine plant and equipment;

● the ability to produce saleable product (e.g., the ability to produce ore within specifications);

● the mine has been transferred to operating personnel from internal development groups or external contractors;

● the mine or mill has reached a predetermined percentage of design capacity;

● mineral recoveries are at or near the expected production level; and

● the ability to sustain ongoing production of ore (i.e., the ability to continue to produce ore at a steady or increasing level).

Proceeds before intended use

Revenue from the sale of gold and silver ounces recovered before items of mineral property, plant, and equipment, such as the mine or process plant, are operating in the manner intended by management are recognized, along with related costs, in the consolidated statement of loss and comprehensive loss.

Mineral property - production phase

When management determines that a property is capable of commercial production, amortization of costs capitalized during development begins.

Once a mineral property has been brought into commercial production, the costs of any additional work on that property are expensed as incurred, except for exploration and development programs which constitute a betterment, which will be deferred and amortized over the remaining useful life of the related assets. Mineral properties include decommissioning and restoration costs related to the reclamation of mineral properties. Mineral properties are derecognized upon disposal, or impaired when no future economic benefits are expected to arise from continued use of the asset or the carrying value of the CGU exceeds its recoverable amount. Any gain or loss on disposal of the asset, determined as the difference between the proceeds received and the carrying amount of the asset is recognized in the consolidated statement of loss and comprehensive loss.

Mineral properties are amortized on the unit-of-production basis using the mineable ounces extracted from the mine in the period as a percentage of the total mineable ounces to be extracted in current and future periods based on mineral resources. Mineral properties are recorded at cost, net of accumulated depreciation and depletion and accumulated impairment losses and are not intended to represent future values. Recovery of capitalized costs is dependent on successful development of economic mining operations or the disposition of the related mineral property.

Property, plant, and equipment

Property, plant, and equipment is recorded at historical cost less accumulated depreciation and impairment charges.

The cost of an item of property, plant, and equipment includes the purchase price or construction cost, any costs directly attributable to bringing the asset to the location and condition necessary for its intended use, an initial estimate of the costs of dismantling and removing the item and restoring the site on which it is located, and for qualifying assets, the associated borrowing costs.

Where an item of plant and equipment is comprised of major components with different useful lives, the components are accounted for as separate items of plant and equipment.

Plant and equipment is depreciated to its estimated residual value using the straight-line method over the estimated useful lives of the individual assets. The major categories of plant and equipment and their useful lives are as follows:

Category	Estimated life
Computer equipment	3-4 years
Mining equipment	5-15 years
Vehicles	4 years
Buildings	Life-of-mine
Mine plant and equipment	Life-of-mine
Underground infrastructure	Life-of-mine

Assets under construction are not depreciated until available for their intended use. Non-depreciable property, such as land, is recorded at historical cost, less any impairment charges.

The Company conducts a review of residual values, useful lives, and depreciation methods annually and when events and circumstances indicate such a review should be made. Any changes in estimates that arise from this review are accounted for prospectively.

An item of property, plant, and equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on disposal of the asset, determined as the difference between the net disposal proceeds and the carrying amount of the asset, is recognized in the statement of consolidated loss and comprehensive loss.

Reclamation and closure provision [Policy Text Block]

Reclamation and closure provision

The Company recognizes liabilities for statutory, contractual, constructive, or legal obligations, including those associated with the reclamation and closure of exploration and evaluation assets, mineral properties, plant, and equipment, when those obligations result from the acquisition, construction, development or normal operation of the assets. Initially, a liability for an environmental rehabilitation obligation is recognized at its present value if a reasonable estimate of cost can be made. The Company records the present value of estimated future cash flows, adjusted for inflation, associated with reclamation as a liability, at a risk-free rate, when the liability is incurred and increases the carrying value of the related assets for that amount. Subsequently, these capitalized reclamation and closure costs are amortized over the life of the related assets. At the end of each period, the liability is increased to reflect the passage of time (accretion expense) and changes in the estimated future cash flows underlying any initial estimates (additional reclamation and closure costs). The Company recognizes its environmental liability on a site-by-site basis when it can be reliably estimated. Environmental expenditures related to existing conditions resulting from past or current operations and from which no current or future benefit is discernible are charged to the consolidated statement of loss and comprehensive loss.

Leases [Policy Text Block]

Leases

The Company assesses whether a contract is or contains a lease, at the inception of a contract. The Company recognizes a right-of-use ("ROU") asset and a corresponding lease liability with respect to all lease arrangements in which it is the lessee, at the commencement of the lease, with the following exceptions: (i) the Company has elected not to recognize ROU assets and liabilities for leases where the total lease term is less than or equal to 12 months, or (ii) for leases of low value. The payments for such leases are recognized in the consolidated statement of loss and comprehensive loss on a straight-line basis over the lease term.

The ROU asset is initially measured based on the present value of lease payments, lease payments made at or before the commencement day, and any initial direct costs. They are subsequently measured at cost less accumulated depreciation and impairment losses. The ROU asset is depreciated over the shorter of the lease term or the useful life of the underlying asset. The ROU asset is subject to testing for impairment if there is an indicator of impairment.

The lease liability is initially measured at the present value of lease payments that are not paid at the commencement date, discounted by using the rate implicit in the lease. If this rate cannot be readily determined, the Company uses its incremental borrowing rate. Lease payments include fixed payments less any lease incentives, and any variable lease payments where variability depends on an index or rate. When the lease contains an extension or purchase option that the Company considers reasonably certain to be exercised, the cost of the option is included in the lease payments.

ROU assets are included in mineral property, plant, and equipment, and the lease liability is presented as a separate line in the consolidated statement of financial position. Variable lease payments that do not depend on an index or rate are not included in the measurement of the ROU asset and lease liability. The related payments are recognized as an expense in the period in which the triggering event occurs and are included in the consolidated statement of loss and comprehensive loss.

Debt and borrowing costs [Policy Text Block]

Debt and borrowing costs

Debt is initially recognized at fair value, net of any transaction costs, and subsequently carried at amortized cost.

Borrowing costs that are directly attributable to the acquisition, construction, or production of a qualifying asset are capitalized as part of the cost of that asset until the asset is substantially complete and ready for its intended use. All other borrowing costs are expensed as incurred.

Share-based compensation and payments [Policy Text Block]

Share-based compensation and payments

The Company grants stock options to buy common shares of the Company to directors, officers, employees, and consultants. The cost of stock options granted is recorded based on the estimated fair-value at the grant date and charged to the consolidated statement of loss and comprehensive loss over the vesting period. Where stock options are subject to vesting, each vesting tranche is considered a separate award with its own vesting period and grant date fair value. The fair value of each tranche is measured at the date of grant using the Black-Scholes Option Pricing Model. Compensation expense is recognized over the tranche's vesting period by a charge to the consolidated statement of loss and comprehensive loss, with a corresponding increase to reserves based on the number of options expected to vest. Consideration paid for the shares on the exercise of stock options is credited to capital stock. When vested options are forfeited or are not exercised at the expiry date the amount previously recognized in share-based compensation is transferred to deficit. The number of options expected to vest is reviewed at least annually, with any impact being recognized immediately.

In situations where equity instruments are issued to non-employees and some or all the goods or services received by the entity as consideration cannot be specifically identified, they are measured at fair value of the share-based payment. Otherwise, share-based payments to non-employees are measured at the fair value of goods or services received.

Related party transactions [Policy Text Block]

Related party transactions

Parties are related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control, and related parties may be individuals, such as key management personnel, including immediate family members of the individual, or corporate entities, including the Company's wholly owned subsidiaries. A transaction is a related party transaction when there is a transfer of resources or obligations between related parties.

Loss per share [Policy Text Block]

Loss per share

Basic loss per share is computed by dividing net loss available to common shareholders by the weighted average number of shares outstanding during the reporting period. Diluted loss per share is computed similarly to basic loss per share except that the weighted average shares outstanding are increased to include additional shares for the assumed exercise of stock options and share units, if dilutive.

The number of additional shares is calculated by assuming that outstanding stock options and share unit were exercised and that the proceeds from such exercises were used to acquire common stock at the average market price during the reporting periods.

Taxation [Policy Text Block]

Taxation

Income tax expense comprises current and deferred income taxes. Current and deferred income taxes are recognized in profit or loss except to the extent that they relate to items recognized directly in equity. Current income tax expense is the expected tax payable on taxable income for the year, using tax rates enacted or substantively enacted at year end, adjusted for amendments to tax payable with regards to previous years.

The Company follows the asset and liability method of accounting for income taxes whereby deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred income tax assets and liabilities are measured using enacted or substantively enacted tax rates and laws expected to apply in the years in which temporary differences are expected to be recovered or settled. The effect of a change in tax rates on deferred income tax assets and liabilities is recognized in operations in the period of substantive enactment.

A deferred tax asset is recognized only to the extent that it is probable that future taxable profits will be available against which the asset can be utilized. To the extent that the Company does not consider it probable that a deferred tax asset will be recovered, the deferred tax asset is not recorded. Deferred income tax assets and liabilities are presented as non-current in the financial statements.

Financial instruments [Policy Text Block]

Financial instruments

The Company classifies its financial instruments in the following categories: at fair value through profit and loss ("FVTPL"), at fair value through other comprehensive income (loss) ("FVTOCI"), or at amortized cost. The Company determines the classification of financial assets at initial recognition. The classification of debt instruments is driven by the Company's business model for managing the financial assets and their contractual cash flow characteristics. Equity instruments that are held for trading are classified as FVTPL. For other equity instruments, on the day of acquisition the Company can make an irrevocable election (on an instrument-by-instrument basis) to designate them as at FVTOCI. Financial liabilities are measured at amortized cost, unless they are required to be measured at FVTPL (such as instruments held for trading or derivatives) or the Company has opted to measure them at FVTPL.

Financial assets and liabilities at amortized cost are initially recognized at fair value plus or minus transaction costs, respectively, and subsequently carried at amortized cost less any impairment.

Financial assets and liabilities carried at FVTPL are initially recorded at fair value and transaction costs are expensed in profit or loss. Realized and unrealized gains and losses arising from changes in the fair value of the financial assets and liabilities held at FVTPL are recognized in profit or loss for the period.

An 'expected credit loss' impairment model applies which requires a loss allowance to be recognized based on expected credit losses. The estimated present value of future cash flows associated with the asset is determined and an impairment loss is recognized for the difference between this amount and the carrying amount as follows: the carrying amount of the asset is reduced to the present value of estimated future cash flows associated with the asset, discounted at the financial asset's original effective interest rate, either directly or through the use of an allowance account and the resulting loss is recognized in profit or loss for the period.

The Company derecognizes financial assets only when the contractual rights to cash flows from the financial assets expire, or when it transfers the financial assets and substantially all the associated risks and rewards of ownership to another entity. Gains and losses on derecognition are generally recognized in the consolidated statement of loss and comprehensive loss.

Adoption of new accounting standards and amendments [Policy Text Block]

Adoption of new accounting standards and amendments

The Company adopted Interest Rate Benchmark Reform - Phase 2: Amendments to IFRS 9, IAS 39, IFRS 4 and IFRS 16 (the "Phase 2 Amendments") effective on January 1, 2021. Interest rate benchmark reform ("Reform") refers to a global reform of interest rate benchmarks, which includes the replacement of some interbank offered rates with alternative benchmark rates.

The Phase 2 Amendments provide a practical expedient requiring the effective interest rate to be adjusted when accounting for changes in the basis for determining the contractual cash flows of financial assets and liabilities that relate directly to the Reform rather than applying modification accounting which might have resulted in a gain or loss. In addition, the Phase 2 Amendments require disclosures to assist users in understanding the effect of the Reform on the Company's financial instruments and risk management strategy. The debt as defined in note 5 is indexed to London interbank offered rates ("LIBOR") that have not yet transitioned to alternative benchmark rates at the end of the current reporting period.